Investments and fair value measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Investments, All Other Investments [Abstract]
Investments and fair value measurements	Investments and fair value measurements
Held-to-maturity debt securities
The cost basis, fair values and gross unrealized gains and losses of our held-to-maturity debt securities are as follows:

	June 30, 2021				December 31, 2020
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Corporate debt securities(1)	$77,355	$995	$(51)	$78,299	$57,651	$994	$(53)	$58,592
U.S. Treasury securities	6,589	16	(1)	6,604	7,519	54	—	7,573
Certificates of deposit	237	—	—	237	236	—	—	236
Total	$84,181	$1,011	$(52)	$85,140	$65,406	$1,048	$(53)	$66,401
_______________
(1)Includes both U.S. and foreign corporate debt securities.
The cost basis of held-to-maturity debt securities includes an adjustment for the amortization of premium or discount since the date of purchase. Held-to-maturity debt securities valued at approximately $4.9 million and $5.1 million were on deposit with various governmental authorities at June 30, 2021 and December 31, 2020, respectively, as required by law.
The change in net unrealized gains and losses on held-to-maturity debt securities for the six months ended June 30, 2021 and 2020 was $(0.1) million and $0.2 million, respectively.
The following table reflects the composition of net realized gains or losses and corresponding proceeds for the sales of the securities for each of the periods shown below:

	Three months ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
Realized gains (losses):
Held-to-maturity debt securities:
Gains	$—	$—	$65	$15
Losses	—	—	(11)	—
Net	$—	$—	$54	$15

Proceeds from sales	$—	$—	$3,048	$1,504
The following table presents certain information regarding contractual maturities of our held-to-maturity debt securities:

Maturity	June 30, 2021
	Amortized Cost	% of Total	Fair Value	% of Total
One year or less	$17,239	20%	$17,330	20%
After one year through five years	$66,942	80%	$67,810	80%
	$84,181	100%	$85,140	100%
There were no held-to-maturity debt securities with contractual maturities after five years. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.
Net unrealized losses on held-to-maturity debt securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position are as follows:

	June 30, 2021				December 31, 2020
	Corporate debt securities	U.S. Treasury securities	Certificate of deposits	Total	Corporate debt securities	U.S. Treasury securities	Certificate of deposits	Total
Less than 12 months
Fair value	$4,717	$1,458	$—	$6,175	$8,464	$5,181	$—	$13,645
Unrealized losses	$(43)	$(1)	$—	$(44)	$(53)	$—	$—	$(53)
Greater than 12 months
Fair value	$658	$—	$—	$658	$—	$—	$—	$—
Unrealized losses	$(8)	$—	$—	$(8)	$—	$—	$—	$—
Total
Fair value	$5,375	$1,458	$—	$6,833	$8,464	$5,181	$—	$13,645
Unrealized losses	$(51)	$(1)	$—	$(52)	$(53)	$—	$—	$(53)
Available-for-sale debt securities
The cost basis, fair values and gross unrealized gains and losses of our available-for-sale debt securities are as follows:

	December 31, 2020
	Cost Basis	Unrealized Gains	Unrealized Losses	Fair Value
Corporate debt securities(1)	$7,139	$918	$—	$8,057
Total	$7,139	$918	$—	$8,057
_________________
(1)Includes both U.S. and foreign corporate debt securities.
The cost basis of available-for-sale debt securities includes an adjustment for the amortization of premium or discount since the date of purchase.
The change in net unrealized gains on available-for-sale debt securities for the six months ended June 30, 2021 and 2020 was $(0.9) million and $(0.7) million, respectively. The Company disposed all available-for-sale debt securities in the three months ended March 31, 2021 and therefore had no unrealized gain or loss as of June 30, 2021 and no change in net unrealized gains on available-for-sale debt securities for the three months ended June 30, 2021. The change in net unrealized gains on available-for sale debt securities for the three months ended June 30, 2020 was $(0.6) million. Any unrealized holding gains or losses on available-for-sale debt securities as of December 31, 2020 are reported as accumulated other comprehensive gain or loss, which is a separate component of stockholders’ equity, net of tax, until realized.
The following table reflects the composition of net realized gains or losses and corresponding proceeds for the sales of the securities:

	Three months ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
Realized gains (losses):
Available-for-sale debt securities:
Gains	$—	$—	$768	$—
Losses	$—	$—	$(90)	$—
Net	$—	$—	$678	$—

Proceeds from sales	$—	$—	$7,817	$—
Equity securities
The cost and estimated fair value of equity securities are as follows:

	June 30, 2021		December 31, 2020
	Cost	Estimated Fair Value	Cost	Estimated Fair Value
Preferred stocks	$—	$—	$2,000	$2,119
Total	$—	$—	$2,000	$2,119
The Company disposed of all equity securities in the three months ended March 31, 2021.
Mortgage loans
The mortgage loans portfolio as of June 30, 2021 is comprised entirely of standard residential mortgage loans. During the six months ended June 30, 2021, the Company did not purchase any new mortgage loans.
Mortgage loans, which include contractual terms to maturity, are not categorized by contractual maturity as borrowers may have the right to call or prepay obligations with, or without, call or prepayment penalties.
The cost and estimated fair value of mortgage loans are as follows:

	June 30, 2021		December 31, 2020
	Cost	Estimated Fair Value	Cost	Estimated Fair Value
Mortgage loans	$2,936	$2,936	$2,980	$2,980
Total	$2,936	$2,936	$2,980	$2,980
Investment income
Investment income from securities, inclusive of realized gains (losses), consists of the following:

	Three months ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
Available-for-sale debt securities	$—	$91	$773	$204
Held-to-maturity debt securities	570	252	964	522
Equity investments	—	111	(89)	(110)
Mortgage loans	45	46	91	102
Other	1	22	61	153
Total	$616	$522	$1,800	$871
Accrued interest receivable
Accrued interest receivable from investments is included in receivables, net on the condensed consolidated balance sheets. The following table reflects the composition of accrued interest receivable for investments:

	June 30, 2021	December 31, 2020
Corporate debt securities	$1,055	$641
U.S. Treasury securities	35	45
Accrued interest receivable on investment securities	$1,090	$686
Mortgage loans	21	43
Accrued interest receivable on investments	$1,111	$729
Fair value measurement
ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”) establishes a fair value hierarchy that prioritizes and ranks the level of observability of inputs used to measure investments at fair value. The observability of inputs is impacted by a number of factors, including the type of investment, characteristics specific to the investment, market conditions and other factors. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Investments with readily available quoted prices or for which fair value can be measured from quoted prices in active markets will typically have a higher degree of input observability and a lesser degree of judgment applied in determining fair value.
The three levels of the fair value hierarchy under ASC 820 are as follows:

Level 1	Quoted prices (unadjusted) in active markets for identical investments at the measurement date are used.

Level 2	Pricing inputs are other than quoted prices included within Level 1 that are observable for the investment, either directly or indirectly. Level 2 pricing inputs include quoted prices for similar investments in active markets, quoted prices for identical or similar investments in markets that are not active, inputs other than quoted prices that are observable for the investment, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3	Pricing inputs are unobservable and include situations where there is little, if any, market activity for the investment. The inputs used in determination of fair value require significant judgment and estimation.
In some cases, the inputs used to measure fair value might fall within different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the investment is categorized in its entirety is determined based on the lowest level input that is significant to the investment. Assessing the significance of a particular input to the valuation of an investment in its entirety requires judgment and considers factors specific to the investment. The categorization of an investment within the hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the perceived risk of that investment.
The following table summarizes the Company’s investments that were measured at fair value:

	Assets
	Corporate debt securities	U.S Treasury securities	Mortgage loans	Preferred stocks	Certificate of deposits	Total
June 30, 2021
Level 1	$—	$6,604	$—	$—	$—	$6,604
Level 2	78,299	—	—	—	237	78,536
Level 3	—	—	2,936	—	—	2,936
Total	$78,299	$6,604	$2,936	$—	$237	$88,076

December 31, 2020
Level 1	$—	$7,573	$—	$2,119	$—	$9,692
Level 2	66,649	—	—	—	236	66,885
Level 3	—	—	2,980	—	—	2,980
Total	$66,649	$7,573	$2,980	$2,119	$236	$79,557
There were no transfers of investments between Level 1 and Level 2 during the three or six months ended June 30, 2021 and the year ended December 31, 2020. There were no transfers involving Level 3 assets during the three or six months ended June 30, 2021 and the year ended December 31, 2020.
Cash and cash equivalents, restricted cash, receivables, prepaid expenses and other assets, accounts payable, and accrued expenses and other liabilities approximate fair value and are therefore excluded from the leveling table above. The cost basis is determined to approximate fair value due to the short term duration of the financial instruments.	Investments and fair value measurements
Held-to-maturity debt securities
The cost basis, fair values and gross unrealized gains and losses of our held-to-maturity debt securities are as follows:

	December 31, 2020				December 31, 2019
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Corporate debt securities (1)	$57,651	$994	$(53)	$58,592	$11,744	$55	$(2)	$11,797
U.S. Treasury securities	7,519	54	—	7,573	6,861	3	(3)	6,861
Certificates of deposit	236	—	—	236	287	—	—	287
Total	$65,406	$1,048	$(53)	$66,401	$18,892	$58	$(5)	$18,945
_______________
(1) Includes both U.S. and foreign corporate debt securities.
The cost basis of held-to-maturity debt securities includes an adjustment for the amortization of premium or discount since the date of purchase. Held-to-maturity debt securities valued at approximately $5.1 million and $7.1 million were on deposit with various governmental authorities at December 31, 2020 and 2019, respectively, as required by law.
The change in net unrealized gains and on held-to-maturity debt securities for the years ended December 31, 2020 and 2019 was an increase of $0.9 million and $0.1 million, respectively. There was no change in net unrealized gains on held-to-maturity debt securities for the year ended December 31, 2018.
The following table reflects the composition of net realized gains or losses for the sales of the securities for each of the years shown below:

	Year ended December 31,
	2020	2019	2018
Realized gains (losses):
Held-to-maturity debt securities:
Gains	$146	$15	$—
Losses	—	(8)	—
Net	$146	$7	$—
The following table presents certain information regarding contractual maturities of our held-to-maturity debt securities:

Maturity	December 31, 2020
	Amortized Cost	% of Total	Fair Value	% of Total
One year or less	$16,701	26%	$16,791	25%
After one year through five years	48,705	74%	49,610	75%
	$65,406	100%	$66,401	100%
There were no held-to-maturity debt securities with contractual maturities after five years. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.
Net unrealized losses on held-to-maturity debt securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position are as follows:

	December 31, 2020				December 31, 2019
	Corporate debt securities	U.S. Treasury securities	Certificate of deposits	Total	Corporate debt securities	U.S. Treasury securities	Certificate of deposits	Total
Less than 12 Months
Fair Value	$8,464	$5,181	$—	$13,645	$1,016	$5,079	$—	$6,095
Unrealized Losses	(53)	—	—	(53)	(1)	(3)	—	(4)
As of December 31, 2020 and 2019, there are no held-to-maturity debt securities which have unrealized losses for a period in excess of 12 months.
Available-for-sale debt securities
The cost basis, fair values and gross unrealized gains and losses of our available-for-sale debt securities are as follows:

	December 31, 2020				December 31, 2019
	Cost Basis	Unrealized Gains	Unrealized Losses	Fair Value	Cost Basis	Unrealized Gains	Unrealized Losses	Fair Value
Corporate debt securities (1)	$7,139	$918	$—	$8,057	$7,139	$708	$—	$7,847
Total	$7,139	$918	$—	$8,057	$7,139	$708	$—	$7,847
_________________
(1) Includes both U.S. and foreign corporate debt securities.
The cost basis of available-for-sale debt securities includes an adjustment for the amortization of premium or discount since the date of purchase.
The change in net unrealized gains on available-for-sale debt securities for the years ended December 31, 2020 and 2019 was an increase of $0.2 million and $0.7 million, respectively. There was no change in net unrealized gains on available-for-sale debt securities for the year ended December 31, 2018.
There were no realized gains or losses on available-for-sale debt securities for the years ended December 31, 2020, 2019, and 2018.
The following table presents certain information regarding contractual maturities of our available-for-sale debt securities:

Maturity	December 31, 2020
	Amortized Cost	% of Total	Fair Value	% of Total
One year or less	$—	—	$—	—
After one year through five years	—	—	—	—
After five years through ten years	923	13%	1,183	15%
After ten years	6,216	87%	6,874	85%
Total	$7,139	100%	$8,057	100%
Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.
For the years ended December 31, 2020 and 2019, there were no available-for-sale debt securities which have unrealized losses for a period in excess of 12 months.
Equity securities
The cost and estimated fair value of equity securities are as follows:

	December 31, 2020		December 31, 2019
	Cost	Estimated Fair Value	Cost	Estimated Fair Value
Preferred stocks	$2,000	$2,119	$1,000	$1,039
Total	$2,000	$2,119	$1,000	$1,039
The following table reflects the composition of net realized gains or losses on sales of the equity securities for each of the years shown below:

	Year ended December 31,
	2020	2019	2018
Realized gains (losses):
Gains	$—	$—	$—
Losses	—	(13)	—
Net	$—	$(13)	$—
Mortgage loans
The mortgage loans portfolio as of December 31, 2020 is comprised entirely of standard mortgage loans. During the year ended December 31, 2020, the Company did not purchase any new mortgage loans.
Mortgage loans, which include contractual terms to maturity, are not categorized by contractual maturity as borrowers may have the right to call or prepay obligations with, or without, call or prepayment penalties.
The cost and estimated fair value of mortgage loans are as follows:

	December 31, 2020		December 31, 2019
	Cost	Estimated Fair Value	Cost	Estimated Fair Value
Mortgage loans	$2,980	$2,980	$3,370	$3,370
Total	$2,980	$2,980	$3,370	$3,370
Investment income
Investment income from securities consists of the following:

	Year ended December 31,
	2020	2019	2018
Available-for-sale debt securities	$408	$262	$—
Held-to-maturity debt securities	1,326	743	—
Equity investments	146	115	—
Mortgage loans	194	325	—
Other	159	932	22
Total	$2,233	$2,377	$22
Accrued interest receivable
Accrued interest receivable from investments is included in receivables, net on the consolidated balance sheets. The following table reflects the composition of accrued interest receivable for investments:

	Year ended December 31,
	2020	2019
Corporate debt securities	$641	$186
Certificate of deposits	—	2
U.S. Treasury securities	45	44
Accrued interest receivable on investment securities	686	231
Mortgage loans	43	31
Accrued interest receivable on investments	$729	$262
Fair value measurement
The following table summarizes the Company’s investments that were measured at fair value:

	Assets
	Corporate debt securities	U.S. Treasury securities	Mortgage loans	Preferred stocks	Certificate of deposits	Total
December 31, 2020
Level 1	$—	$7,573	$—	$2,119	$—	$9,692
Level 2	66,649	—	—	—	236	66,885
Level 3	—	—	2,980	—	—	2,980
Total	$66,649	$7,573	$2,980	$2,119	$236	$79,557

December 31, 2019
Level 1	$—	$6,861	$—	$1,039	$—	$7,900
Level 2	19,644	—	—	—	287	19,931
Level 3	—	—	3,370	—	—	3,370
Total	$19,644	$6,861	$3,370	$1,039	$287	$31,201
There were no transfers of investments between Level 1 and Level 2 during the years ended December 31, 2020 and 2019. There were no investments categorized in, or transfers involving, Level 3 during the years ended December 31, 2020 and 2019.